LOANS, Summary of Loans (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Summary of loans [Abstract]
Total loans	$ 393,282	$ 348,679
Percent of total	100.00%	100.00%
Commercial Real Estate [Member]
Summary of loans [Abstract]
Total loans	$ 249,827	$ 213,322
Percent of total	63.52%	61.18%
Commercial Real Estate [Member] | Residential ADC [Member]
Summary of loans [Abstract]
Total loans	$ 4,650	$ 7,242
Percent of total	1.18%	2.08%
Commercial Real Estate [Member] | Commercial ADC [Member]
Summary of loans [Abstract]
Total loans	$ 20,790	$ 24,364
Percent of total	5.29%	6.99%
Commercial Real Estate [Member] | Farmland [Member]
Summary of loans [Abstract]
Total loans	$ 4,833	$ 5,392
Percent of total	1.23%	1.55%
Commercial Real Estate [Member] | Multifamily [Member]
Summary of loans [Abstract]
Total loans	$ 18,537	$ 11,967
Percent of total	4.71%	3.43%
Commercial Real Estate [Member] | Owner Occupied [Member]
Summary of loans [Abstract]
Total loans	$ 103,983	$ 84,808
Percent of total	26.44%	24.32%
Commercial Real Estate [Member] | Non-Owner Occupied [Member]
Summary of loans [Abstract]
Total loans	$ 97,034	$ 79,549
Percent of total	24.67%	22.81%
Commercial [Member]
Summary of loans [Abstract]
Total loans	$ 51,334	$ 48,867
Percent of total	13.05%	14.01%
Commercial [Member] | Commercial and Industrial [Member]
Summary of loans [Abstract]
Total loans	$ 49,499	$ 47,032
Percent of total	12.59%	13.49%
Commercial [Member] | Agricultural [Member]
Summary of loans [Abstract]
Total loans	$ 262	$ 415
Percent of total	0.06%	0.12%
Commercial [Member] | Other [Member]
Summary of loans [Abstract]
Total loans	$ 1,573	$ 1,420
Percent of total	0.40%	0.40%
Residential Mortgage [Member]
Summary of loans [Abstract]
Total loans	$ 54,207	$ 49,059
Percent of total	13.79%	14.07%
Residential Mortgage [Member] | First Lien, Closed-End [Member]
Summary of loans [Abstract]
Total loans	$ 53,395	$ 47,936
Percent of total	13.58%	13.75%
Residential Mortgage [Member] | Junior Lien, Closed-End [Member]
Summary of loans [Abstract]
Total loans	$ 812	$ 1,123
Percent of total	0.21%	0.32%
Home Equity Lines [Member]
Summary of loans [Abstract]
Total loans	$ 33,968	$ 33,672
Percent of total	8.64%	9.66%
Consumer - Other [Member]
Summary of loans [Abstract]
Total loans	$ 3,946	$ 3,759
Percent of total	1.00%	1.08%